ICAP FUNDS

Semi-Annual Report

JUNE 30, 2001
--------------------------------


DISCRETIONARY EQUITY PORTFOLIO


EQUITY PORTFOLIO


SELECT EQUITY PORTFOLIO


EURO SELECT EQUITY PORTFOLIO


                                                                (LOGO)

                                                                 ICAP
                                                        Institutional Capital(R)

TABLE OF CONTENTS

Letter to Shareholders............................................1

Investment Highlights and Schedules of Investments
  Discretionary Equity Portfolio..................................4
  Equity Portfolio................................................8
  Select Equity Portfolio........................................12
  Euro Select Equity Portfolio...................................15

Statements of Assets and Liabilities.............................18

Statements of Operations.........................................19

Statements of Changes in Net Assets
  Discretionary Equity Portfolio.................................20
  Equity Portfolio...............................................21
  Select Equity Portfolio........................................22
  Euro Select Equity Portfolio...................................23

Financial Highlights
  Discretionary Equity Portfolio.................................24
  Equity Portfolio...............................................25
  Select Equity Portfolio........................................26
  Euro Select Equity Portfolio...................................27

Notes to Financial Statements....................................28

June 30, 2001

               (PHOTO)

          ROBERT H. LYON
PRESIDENT AND CHIEF INVESTMENT OFFICER

Dear Fellow Shareholders:

The big story for the first half of 2001 was the violent downturn in the actual goods and services produced by the "new economy." The financial bubble had been pricked in the second half of 2000, but the real surprise was the extent of the nosedive in orders and production. In retrospect it is now clear that the buildup for Y2K initiatives, in addition to heavy spending by dot-com startups, as well as catch-up spending by "old economy" companies, led to a massive overshoot in IT (information technology) production in 1999 and 2000. This huge supply collided with demand trends that were flattening, and a sharp decrease in the amount of low-cost capital that was being provided by the financial markets. The result has been revenues that have come down 30-50% in some cases, rather than growing by an opposite amount. As a result, red ink has flowed bountifully, and the concept of "cash-burn" came home to roost. The absurd valuations that had been applied to start-up companies was epitomized in reverse as Nortel took a mammoth $19 billion charge in the second quarter, mostly to write-off the goodwill attached to recent acquisitions. There will be more write-offs such as this to come. For example, JDS Uniphase has $58 billion of intangibles on its books, an amount equal to nearly 4 times its current market value - also as a result of recent acquisitions at stratospheric valuations. Needless to say, the demise of this lunacy has negative implications for venture capital returns, investment banking fees and CNBC's ratings.

However, despite the big drop in the Nasdaq and high-tech valuations in general, it is far from clear that lower interest rates can engineer a V-shaped recovery in this sector. The conventional wisdom is that the low prices of many of these stocks, and their sharp declines from their all time highs has set up the opportunity for big percentage rebounds. We don't think it will be that easy.

Back in the good old days of 1998-99 and the first half of 2000, tech companies were rewarded for stock splits. Nothing pleased the chat-rooms more than a nice 3-1! But as splits occurred, and then shares were issued for acquisitions, a funny thing happened on the way to the trading floor - share counts exploded! For example, Cisco - the quality play in the communications equipment "space" - diluted its share base to the point where it now has 7,300,000,000 shares outstanding (7.3 billion), despite spending billions of real dollars to buy back shares! In the 1990s Cisco split its stock 2-1 seven times, and also had two 3-2 splits. This compares to 350,000,000 shares outstanding (350 million) for Caterpillar - the quality play in the old economy machinery "space" (as well as the leader in backup electrical generation) - despite the fact that Cisco and Caterpillar have roughly comparable revenues. The point is that for every 10 cents per share Cisco earns, they need to generate $1.1 billion in pretax income. However, that $1.1 billion is about equal to ALL of the annual pretax income of large companies like Caterpillar, General Dynamics, Sara Lee, Gannett, Union Pacific, Gap or Gillette! Consequently, in this sluggish demand environment it is going to be difficult for even the stronger tech companies to generate large gains in earnings per share. Maybe that's why interest in "concept" stocks has vanished, and why tech insiders continue to unload.

Having spoken our piece about the tech sector, what about the rest of the market? The good news is that liquidity is being flooded into the system courtesy of the Federal Reserve's six rate cuts, and the downward trend in negative revisions to analysts earnings estimates appears to be reaching a nadir. In prior cycles this would have gotten us excited. Unfortunately in this cycle we anticipate a subdued rebound in corporate profits, matched with still high overall valuations on the major market averages. Consequently, a 10-15% rebound in profits may be offset by a 5-10% decline in valuations, leading to only high single digit returns over the next twelve months for the major indices.

Why do we expect a more modest rebound in profits than the traditional 20%+ boost:

     o the hangover from the tech-spending boom, weak trailing profits and more limited access to capital may lead to further cuts in corporate capital spending, particularly by communications services providers, in 2002;

     o consumer spending - the linchpin of the US economy - has held up remarkably well (as evidenced by housing and autos which have not had their typical cyclical decline); but consumers may be crimped by stretched balance sheets, negative employment conditions and a lagged reverse wealth effect;

     o the decline in industrial production in the US has backed-up to Mexico and the key parts of Asia that are tightly woven into the machinery of corporate America; Japan also remains mired in its decade long recession, and Europe is rolling over without the support of the multiple rate cuts that we have experienced.

Consequently, while we expect lower energy prices and the recently enacted tax cuts to be positive influences, the above factors and the negative drag from a higher dollar will likely lead to weaker than expected profits in 2002. In a word, the consensus estimates are still too high!

That wouldn't be so bad if there were room on the valuation front, but as noted previously the capitalization weighted P/E of the S&P 500(R) Index is 25 times - near its all time high. In addition, Chairman Greenspan has indicated that the Fed will now take a more cautious attitude toward further rate cuts, as they sit back to see if their efforts to date have begun to work. Moreover, the political backdrop ranging from the European interference with the GE - Honeywell merger, to the gridlock in Washington are not helpful. New deals also seem like an unlikely source of strength as the price of the latest "new economy" candidate, Loudcloud, has been more than cut in half, and the key "old economy" IPO, Kraft, is stuck at its offering price.

The good news is that value stocks generally continue to perform well, and breadth in the overall market is widening. We still are finding opportunities that meet our traditional buy criteria. The ICAP portfolios have a heavy weight, about 25%, in financials, particularly those that are more removed from credit risk - Allstate, MetLife, Fannie Mae and the well diversified Citigroup. These stocks should continue to benefit from low interest rates, and from their leadership positions in their respective sectors. We also expect further positive news from sectors of the economy that have been deprived of new investment over the past twenty years. After a spending boom in the 1980s in the defense and energy sectors, there was a prolonged absence of investment in these vital areas that must now be addressed. We have positions in General Dynamics, Northrop, Phillips Petroleum, Kerr-McGee, Conoco, Entergy, American Electric Power and Canadian Pacific in order to participate in the renewed emphasis on these areas.

While we do expect the combination of a substantial increase in liquidity and the eventual stabilization in estimate revisions to lead to higher stock prices for the major indices, we also believe that investors will have to be patient and selective. While the economy will rebound, we expect more of a soft takeoff to follow the soft landing that occurred outside of capital spending.

Thank you for your support of the ICAP Funds.

                                                                      Sincerely,

                                                              /s/ Robert H. Lyon
                                                                  Robert H. Lyon
                                          President and Chief Investment Officer



  PERFORMANCE SUMMARY


------------------------------------------------------------------------------------------------
                                                                         Annualized
                                                            ------------------------------------
                                                                            Since      Date of
                                           2 Q 01  1 Year   3 Year  5 Year  Inception  Inception
------------------------------------------------------------------------------------------------

  ICAP Discretionary Equity Portfolio      3.57%   11.35%   5.67%   14.89%  18.23%     12/31/94
------------------------------------------------------------------------------------------------
  ICAP Equity Portfolio                    3.73%   11.67%   6.37%   15.67%  19.36%     12/31/94
------------------------------------------------------------------------------------------------
  ICAP Select Equity Portfolio             5.73%   10.79%  12.43%    N/A    15.65%     12/31/97
------------------------------------------------------------------------------------------------
  ICAP Euro Select Equity Portfolio        3.46%  -11.21%   0.37%    N/A     9.01%     12/31/97
------------------------------------------------------------------------------------------------

  Past performance is not a guarantee of future results. Return and share price will fluctuate, and redemption value may be more or less than your original investment. Please read the prospectus carefully before investing. The ICAP Funds are actively managed. The stocks mentioned may or may not be in any of the individual ICAP Funds.

DISCRETIONARY EQUITY PORTFOLIO

Investment Highlights

June 30, 2001


FUND DESCRIPTION

The Discretionary Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio may invest up to 35% of its total assets in cash and cash equivalents for any purpose, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio will typically hold between 40 and 45 securities.


AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001

------------------------------------------------------------------------------
                                                                     SINCE
                                                                   INCEPTION
                                     1 YEAR     3 YEAR    5 YEAR   (12/31/94)
------------------------------------------------------------------------------
DISCRETIONARY EQUITY PORTFOLIO       11.35%     5.67%     14.89%    18.23%

GROWTH OF $10,000


                ICAP DISCRETIONARY         S&P              S&P/BARRA
DATE             EQUITY PORTFOLIO       STOCK INDEX        VALUE INDEX
----             ----------------       -----------        -----------

12/31/94            10,000              10,000              10,000
12/31/95            13,521              13,758              13,700
12/31/96            16,976              16,917              16,713
12/31/97            21,831              22,560              21,725
12/31/98            24,053              29,008              24,913
12/31/99            27,625              35,112              28,082
12/31/00            29,924              31,915              29,790
6/30/01             29,686              29,778              29,072

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

DISCRETIONARY EQUITY PORTFOLIO

Schedule of Investments by Sector - unaudited

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------

           COMMON STOCKS  96.6%

           BASIC INDUSTRIES  2.7%
 67,900    Weyerhaeuser Co.                            $  3,732,463
                                                       ------------

           CAPITAL SPENDING  11.0%
 44,300    Caterpillar Inc.                               2,217,215
 42,200    Emerson Electric Co.                           2,553,100
 37,200    General Dynamics Corp.                         2,894,532
 35,100    Northrop Grumman Corp.                         2,811,510
 75,200    Republic Services, Inc.*                       1,492,720
 64,550    Tyco International Ltd.                        3,517,975
                                                       ------------
                                                         15,487,052
                                                       ------------

           COMMUNICATIONS  6.3%
 91,200    AT&T Wireless Services, Inc.*                  1,491,120
 99,900    Hughes Electronics Corp.*                      2,022,975
 51,450    Verizon Communications Inc.                    2,752,575
173,000    WorldCom, Inc.*                                2,456,600
                                                       ------------
                                                          8,723,270
                                                       ------------

           CONSUMER DURABLES  1.0%
 36,000    TRW Inc.                                       1,476,000
                                                       ------------

           CONSUMER SERVICES  6.4%
 47,150    Gannett Co., Inc.                              3,107,185
209,600    Liberty Media Corp., Class A*                  3,665,904
 67,200    News Corp. Ltd. Class A ADR                    2,177,280
                                                       ------------
                                                          8,950,369
                                                       ------------

           CONSUMER STAPLES  7.2%
 28,150    Avon Products, Inc.                            1,302,782
 63,550    Kimberly-Clark Corp.                           3,552,445
 79,950    Loews Corp.                                    5,151,179
                                                       ------------
                                                         10,006,406
                                                       ------------

           ENERGY  8.3%
134,900    Conoco Inc., Class B                           3,898,610
 29,050    Kerr-McGee Corp.                               1,925,143
 62,800    Phillips Petroleum Co.                         3,579,600
 32,550    Texaco Inc.                                    2,167,830
                                                       ------------
                                                         11,571,183
                                                       ------------

See notes to financial statements.
* Non-income producing.

DISCRETIONARY EQUITY PORTFOLIO

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------

           FINANCIAL  25.0%
110,000    Allstate Corp.                              $  4,838,900
 66,900    Bank One Corp.                                 2,395,020
122,916    Citigroup Inc.                                 6,494,882
 60,300    Fannie Mae                                     5,134,545
 83,800    FleetBoston Financial Corp.                    3,305,910
 66,150    Household International, Inc.                  4,412,205
148,300    MetLife, Inc.                                  4,594,334
 77,850    Wells Fargo & Co.                              3,614,576
                                                       ------------
                                                         34,790,372
                                                       ------------

           HEALTHCARE  8.6%
 95,950    Abbott Laboratories                            4,606,560
 70,250    Bristol-Myers Squibb Co.                       3,674,075
 80,934    Pharmacia Corp.                                3,718,917
                                                       ------------
                                                         11,999,552
                                                       ------------

           RETAIL  4.3%
 74,500    Sears, Roebuck and Co.                         3,152,095
 81,250    Target Corp.                                   2,811,250
                                                       ------------
                                                          5,963,345
                                                       ------------

           TECHNOLOGY  6.3%
 38,650    Electronic Data Systems Corp.                  2,415,625
 23,150    International Business Machines Corp.          2,615,950
139,824    Philips Electronics N.V.                       3,695,548
                                                       ------------
                                                          8,727,123
                                                       ------------

           TRANSPORTATION  2.3%
 84,000    Canadian Pacific Ltd.                          3,255,000
                                                       ------------

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
Schedule of Investments by Sector - unaudited (continued)

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------

           UTILITIES  7.2%
 65,100    American Electric Power Co., Inc.        $     3,005,667
 70,600    Entergy Corp.                                  2,710,334
 71,650    FPL Group, Inc.                                4,314,046
                                                       ------------
                                                         10,030,047
                                                       ------------

           TOTAL COMMON STOCKS
               (cost $112,168,087)                      134,712,182
                                                       ------------


PRINCIPAL
 AMOUNT
---------

           SHORT-TERM INVESTMENT  3.0%

           MONEY MARKET  3.0%
$4,150,307 UMB Bank Money Market Fiduciary                4,150,307
                                                       ------------

           TOTAL SHORT-TERM INVESTMENT
              (cost $4,150,307)                           4,150,307
                                                       ------------

           TOTAL INVESTMENTS  99.6%
              (cost $116,318,394)                       138,862,489

           Cash and Other Assets,
              less Liabilities  0.4%                        495,159
                                                       ------------

           NET ASSETS  100.0%                          $139,357,648
                                                       ============

See notes to financial statements.

EQUITY PORTFOLIO

Investment Highlights

June 30, 2001

FUND DESCRIPTION

The Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio intends to be virtually fully invested in equity securities at all times. The Portfolio will typically hold between 40 and 45 securities.


AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001
                                                          SINCE
                                                        INCEPTION
                           1 YEAR    3 YEAR    5 YEAR  (12/31/94)
-----------------------------------------------------------------
EQUITY PORTFOLIO           11.67%     6.37%    15.67%    19.36%

GROWTH OF $10,000

                   ICAP EQUITY         S&P 500                 S&P/BARRA
DATE                PORTFOLIO         STOCK INDEX             VALUE INDEX
----             -------------        -----------            -----------

12/31/94            10,000              10,000              10,000
12/31/95            13,885              13,758              13,700
12/31/96            17,531              16,917              16,713
12/31/97            22,630              22,560              21,725
12/31/98            25,215              29,008              24,913
12/31/99            29,321              35,112              28,082
12/31/00            31,625              31,915              29,790
6/30/01             31,570              29,778              29,072

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

EQUITY PORTFOLIO

Schedule of Investments by Sector - unaudited

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------

           COMMON STOCKS  96.3%

           BASIC INDUSTRIES  2.8%
  559,700  Weyerhaeuser Co.                           $  30,766,709
                                                       ------------

           CAPITAL SPENDING  11.0%
  350,350  Caterpillar Inc.                              17,535,017
  331,500  Emerson Electric Co.                          20,055,750
  289,400  General Dynamics Corp.                        22,518,214
  276,700  Northrop Grumman Corp.                        22,163,670
  594,300  Republic Services, Inc.*                      11,796,855
  508,450  Tyco International Ltd.                       27,710,525
                                                       ------------
                                                        121,780,031
                                                       ------------

           COMMUNICATIONS  6.2%
  718,800  AT&T Wireless Services, Inc.*                 11,752,380
  795,900  Hughes Electronics Corp.*                     16,116,975
  406,650  Verizon Communications Inc.                   21,755,775
1,358,000  WorldCom, Inc.*                               19,283,600
                                                       ------------
                                                         68,908,730
                                                       ------------

           CONSUMER DURABLES  1.0%
  267,400  TRW Inc.                                      10,963,400
                                                       ------------

           CONSUMER SERVICES  6.4%
  371,850  Gannett Co., Inc.                             24,504,915
1,659,000  Liberty Media Corp., Class A*                 29,015,910
  529,550  News Corp. Ltd. Class A ADR                   17,157,420
                                                       ------------
                                                         70,678,245
                                                       ------------

           CONSUMER STAPLES  7.2%
  222,650  Avon Products, Inc.                           10,304,242
  500,950  Kimberly-Clark Corp.                          28,003,105
  635,500  Loews Corp.                                   40,945,265
                                                       ------------
                                                         79,252,612
                                                       ------------

           ENERGY  8.3%
1,066,900  Conoco Inc., Class B                          30,833,410
  228,650  Kerr-McGee Corp.                              15,152,636
  493,700  Phillips Petroleum Co.                        28,140,900
  257,500  Texaco Inc.                                   17,149,500
                                                       ------------
                                                         91,276,446
                                                       ------------
See notes to financial statements.
* Non-income producing.

EQUITY PORTFOLIO

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------

           FINANCIAL  24.8%
  849,700  Allstate Corp.                             $  37,378,303
  528,950  Bank One Corp.                                18,936,410
  972,271  Citigroup Inc.                                51,374,800
  476,050  Fannie Mae                                    40,535,658
  662,400  FleetBoston Financial Corp.                   26,131,680
  546,950  Household International, Inc.                 36,481,565
1,206,000  MetLife, Inc.                                 37,361,880
  570,500  Wells Fargo & Co.                             26,488,315
                                                       ------------
                                                        274,688,611
                                                       ------------

           HEALTHCARE  8.7%
  758,300  Abbott Laboratories                           36,405,983
  584,300  Bristol-Myers Squibb Co.                      30,558,890
  636,817  Pharmacia Corp.                               29,261,741
                                                       ------------
                                                         96,226,614
                                                       ------------

           RETAIL  4.3%
  603,700  Sears, Roebuck and Co.                        25,542,547
  643,200  Target Corp.                                  22,254,720
                                                       ------------
                                                         47,797,267
                                                       ------------

           TECHNOLOGY  6.2%
  303,300  Electronic Data Systems Corp.                 18,956,250
  181,900  International Business Machines Corp.         20,554,700
1,108,987  Philips Electronics N.V.                      29,310,526
                                                       ------------
                                                         68,821,476
                                                       ------------

           TRANSPORTATION  2.3%
  664,500  Canadian Pacific Ltd.                         25,749,375
                                                       ------------

See notes to financial statements.

EQUITY PORTFOLIO

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------

           UTILITIES  7.1%
515,700    American Electric Power Co., Inc.       $     23,809,869
557,100    Entergy Corp.                                 21,387,069
559,300    FPL Group, Inc.                               33,675,453
                                                       ------------
                                                         78,872,391
                                                       ------------

           TOTAL COMMON STOCKS
              (cost $896,813,132)                     1,065,781,907
                                                      -------------

PRINCIPAL
 AMOUNT
---------

            SHORT-TERM INVESTMENT  3.4%

            MONEY MARKET  3.4%
$37,709,225 UMB Bank Money Market Fiduciary              37,709,225
                                                       ------------

           TOTAL SHORT-TERM INVESTMENT
              (cost $37,709,225)                         37,709,225
                                                       ------------

           TOTAL INVESTMENTS  99.7%
              (cost $934,522,357)                     1,103,491,132

           Cash and Other Assets,
              less Liabilities  0.3%                      2,834,354
                                                       ------------

           NET ASSETS  100.0%                        $1,106,325,486
                                                     ==============

See notes to financial statements.

SELECT EQUITY PORTFOLIO

Investment Highlights

June 30, 2001


FUND DESCRIPTION

The Select Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio will concentrate its investments in fewer securities than the Discretionary Equity and Equity Portfolios, typically holding between 15 and 25 securities.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001

                                                         SINCE
                                                       INCEPTION
                                     1 YEAR    3 YEAR (12/31/97)
-----------------------------------------------------------------
SELECT EQUITY PORTFOLIO              10.79%    12.43%   15.65%

GROWTH OF $10,000

                   ICAP SELECT            S&P 500           S&P/BARRA
DATE            EQUITY PORTFOLIO       STOCK INDEX         VALUE INDEX
----            ----------------      -------------        -----------

12/31/97            10,000              10,000              10,000
12/31/98            11,533              12,858              11,467
12/31/99            14,666              15,564              12,926
12/31/00            16,058              14,146              13,713
6/30/01             16,658              13,199              13,382

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

SELECT EQUITY PORTFOLIO

Schedule of Investments by Sector - unaudited

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------

           COMMON STOCKS  97.4%

           CAPITAL SPENDING  14.9%
 28,300    Caterpillar Inc.                            $  1,416,415
 25,200    Northrop Grumman Corp.                         2,018,520
 81,600    Republic Services, Inc.*                       1,619,760
 39,600    Tyco International Ltd.                        2,158,200
                                                       ------------
                                                          7,212,895
                                                       ------------

           COMMUNICATIONS  4.4%
 36,300    Hughes Electronics Corp.*                        735,075
 99,700    WorldCom, Inc.*                                1,415,740
                                                       ------------
                                                          2,150,815
                                                       ------------

           CONSUMER DURABLES  1.1%
 13,100    TRW Inc.                                        537,100
                                                       ------------

           CONSUMER SERVICES  16.0%
 31,000    Gannett Co., Inc.                              2,042,900
242,100    Liberty Media Corp., Class A*                  4,234,329
 68,200    Orient-Express Hotels Ltd., Class A*           1,503,810
                                                       ------------
                                                          7,781,039
                                                       ------------

           CONSUMER STAPLES  8.1%
 60,850    Loews Corp.                                    3,920,565
                                                       ------------

           ENERGY  8.0%
 62,200    Conoco Inc., Class B                           1,797,580
 31,900    Kerr-McGee Corp.                               2,114,013
                                                       ------------
                                                          3,911,593
                                                       ------------

           FINANCIAL  24.4%
 72,633    Citigroup Inc.                                 3,837,928
 24,650    Fannie Mae                                     2,098,947
 30,600    Household International, Inc.                  2,041,020
125,500    MetLife, Inc.                                  3,887,990
                                                       ------------
                                                         11,865,885
                                                       ------------

           TECHNOLOGY  4.5%
83,390     Philips Electronics N.V.                       2,203,998
                                                       ------------

See notes to financial statements.
* Non-income producing.

SELECT EQUITY PORTFOLIO

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------

           TRANSPORTATION  8.2%
103,300    Canadian Pacific Ltd.                       $  4,002,875
                                                        -----------

           UTILITIES  7.8%
81,600     American Electric Power Co., Inc.              3,767,472
                                                        -----------

           TOTAL COMMON STOCKS
              (cost $42,997,417)                         47,354,237
                                                        -----------

PRINCIPAL
 AMOUNT
---------

           SHORT-TERM INVESTMENT  1.9%

           MONEY MARKET  1.9%
$941,245   UMB Bank Money Market Fiduciary                  941,245
                                                        -----------

           TOTAL SHORT-TERM INVESTMENT
              (cost $941,245)                               941,245
                                                        -----------

           TOTAL INVESTMENTS  99.3%
              (cost $43,938,662)                         48,295,482

           Cash and Other Assets,
              less Liabilities  0.7%                        335,649
                                                        -----------

           NET ASSETS  100.0%                           $48,631,131
                                                        ===========

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO

Investment Highlights

June 30, 2001


FUND DESCRIPTION

The Euro Select Equity Portfolio invests primarily in equity securities, predominantly American Depositary Receipts ("ADRs"), of established European companies with market capitalizations of at least $2 billion. The Portfolio will typically hold between 15 and 25 securities.


AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001

-----------------------------------------------------------------
                                                         SINCE
                                                       INCEPTION
                                     1 YEAR    3 YEAR (12/31/97)
-----------------------------------------------------------------
EURO SELECT EQUITY PORTFOLIO        (11.21)%    0.37%    9.01%

GROWTH OF $10,000

                    ICAP EURO              MORGAN STANLEY
                  SELECT EQUITY        CAPITAL INTERNATIONAL
DATE                PORTFOLIO              EUROPE INDEX
----             -------------          --------------------

12/31/97            10,000                 10,000
12/31/98            12,740                 12,853
12/31/99            15,546                 14,896
12/31/00            14,798                 13,646
6/30/01             13,518                 11,253

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

A direct investment in this Index is not possible.

EURO SELECT EQUITY PORTFOLIO

Schedule of Investments by Sector - unaudited

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------
           COMMON STOCKS  96.6%

           CAPITAL SPENDING  3.5%
  61,700   Investor AB, B Shares                        $   785,067
                                                       ------------

           COMMUNICATIONS  4.6%
 147,596   Portugal Telecom, SGPS, SA ADR                 1,019,888
                                                       ------------

           CONSUMER DURABLES  4.1%
  27,500   Bayerische Motoren Werke AG                      910,303
                                                       ------------

           CONSUMER SERVICES  8.0%
  58,100   Liberty Media Corp., Class A*                  1,016,169
  34,600   Orient-Express Hotels Ltd., Class A*             762,930
                                                       ------------
                                                          1,779,099
                                                       ------------

           CONSUMER STAPLES  6.9%
  34,900    Diageo plc ADR                                1,533,855
                                                       ------------

           ENERGY  8.2%
  36,550    BP plc ADR                                    1,822,018
                                                       ------------

           FINANCIAL  32.8%
  53,784   ABN AMRO Holding N.V. ADR                      1,018,131
  30,700   Groupe Bruxelles Lambert SA                    1,720,572
  26,074   ING Groep N.V. ADR                             1,717,494
   3,400   Muenchener Rueckversicherungs -
            Gesellschaft AG                                 947,579
 167,110   Nordea AB                                        947,881
   6,550   UBS AG                                           930,166
                                                       ------------
                                                          7,281,823
                                                       ------------

           HEALTHCARE  11.7%
  27,200   Bayer AG ADR                                   1,059,225
  27,200   GlaxoSmithKline plc ADR                        1,528,640
                                                       ------------
                                                          2,587,865
                                                       ------------

           RETAIL  4.0%
 10,500    Gucci Group N.V.                                 879,375
                                                       ------------

See notes to financial statements.
* Non-income producing.

EURO SELECT EQUITY PORTFOLIO

June 30, 2001

-------------------------------------------------------------------
 NUMBER
OF SHARES                                                  VALUE
-------------------------------------------------------------------

           TECHNOLOGY  8.1%
  67,266   Philips Electronics N.V.                    $  1,777,840
                                                       ------------
           UTILITIES  4.7%
  32,600   Suez SA                                        1,048,764
                                                       ------------

           TOTAL COMMON STOCKS
              (cost $20,297,348)                         21,425,897
                                                       ------------

PRINCIPAL
 AMOUNT
---------

           SHORT-TERM INVESTMENT  3.0%

           MONEY MARKET  3.0%
$668,409   UMB Bank Money Market Fiduciary                  668,409
                                                       ------------

           TOTAL SHORT-TERM INVESTMENT
              (cost $668,409)                               668,409
                                                       ------------

           TOTAL INVESTMENTS  99.6%
              (cost $20,965,757)                         22,094,306

           Cash and Other Assets,
              less Liabilities  0.4%                         88,665
                                                       ------------

           NET ASSETS  100.0%                           $22,182,971
                                                       ============

---------------------------------------------------------------------
EURO SELECT EQUITY PORTFOLIO COUNTRY COMPOSITION AS OF JUNE 30, 2001:

           COUNTRY                           %
           -----------------------------------------------------
           United Kingdom                   26.4
           Netherlands                      25.2
           Germany                          13.6
           Sweden                            8.1
           Belgium                           8.0
           France                            4.9
           Portugal                          4.8
           United States                     4.7
           Switzerland                       4.3
           ------------------------------------------------------
           TOTAL                           100.0%
           ------------------------------------------------------

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES - unaudited

June 30, 2001

--------------------------------------------------------------------------------------------------------------
                                              DISCRETIONARY     SELECT             EURO             SELECT
                                                EQUITY          EQUITY            EQUITY            EQUITY
                                               PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO
--------------------------------------------------------------------------------------------------------------

ASSETS:
Investments, at cost                          $116,318,394     $934,522,357      $43,938,662       $20,965,757
                                              ============     ============      ===========       ===========

Investments, at value                         $138,862,489   $1,103,491,132      $48,295,482       $22,094,306
Receivable for securities sold                     888,547        6,890,920        3,185,246           534,452
Receivable for fund shares sold                         --          285,426           13,806                46
Dividends and interest receivable                  138,460        1,105,229           23,311            14,609
Tax reclaim receivable                              32,608          117,976              --             42,590
Other assets                                       113,046           18,284           10,208             9,443
                                              ------------   --------------      -----------       -----------
     Total Assets                              140,035,150    1,111,908,967       51,528,053        22,695,446
                                              ------------   --------------      -----------       -----------

LIABILITIES:
Payable for securities purchased                   552,961        4,328,322        2,848,808           475,905
Payable for fund shares redeemed                    12,789          357,896              900             3,809
Dividends payable                                      402          108,744              476               696
Accrued investment advisory fee                     72,656          694,861           16,747             6,613
Accrued expenses and other liabilities              38,694           93,658           29,991            25,452
                                              ------------   --------------      -----------       -----------
     Total Liabilities                             677,502        5,583,481        2,896,922           512,475
                                              ------------   --------------      -----------       -----------

NET ASSETS                                    $139,357,648   $1,106,325,486      $48,631,131       $22,182,971
                                              ============   ==============      ===========       ===========

NET ASSETS CONSIST OF:
Capital stock                                      $46,285         $255,016          $16,178           $10,181
Paid-in-capital in excess of par               114,683,510      929,848,923       43,023,517        22,062,519
Accumulated net realized gain (loss)
  on investments and foreign
  currency transactions                          2,083,758        7,252,772        1,234,616        (1,018,278)
Net unrealized appreciation
  on investments                                22,544,095      168,968,775        4,356,820         1,128,549
                                              ------------   --------------      -----------       -----------

NET ASSETS                                    $139,357,648   $1,106,325,486      $48,631,131       $22,182,971
                                              ============     ============      ===========       ===========

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                     100,000,000      100,000,000      100,000,000       100,000,000
Issued and outstanding                           4,628,512       25,501,588        1,617,836         1,018,106

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                        $30.11           $43.38           $30.06            $21.79
                                                    ======           ======           ======            ======


See notes to financial statements.

STATEMENTS OF OPERATIONS - unaudited

For the Six Months Ended June 30, 2001

--------------------------------------------------------------------------------------------------------------------
                                          DISCRETIONARY                                    SELECT       EURO SELECT
                                             EQUITY                EQUITY                  EQUITY          EQUITY
                                           PORTFOLIO              PORTFOLIO              PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends(1)                              $ 1,120,179             $ 8,515,465             $ 259,603    $   306,872
Interest                                       68,123                 670,258                40,667         24,675
                                          -----------             -----------             ---------    -----------
Total investment income                     1,188,302               9,185,723               300,270        331,547
                                          -----------             -----------             ---------    -----------

EXPENSES:
Investment advisory fees                      564,473               4,352,010               176,856        146,711
Fund administration and accounting fees        74,951                 185,663                37,582         29,072
Custody fees                                   12,148                  43,116                 4,345          9,515
Shareholder servicing                          11,789                  28,122                 9,193          9,103
Federal and state registration fees            10,061                  22,491                 9,434          6,481
Audit fees                                      8,712                   8,688                 8,710          8,534
Directors' fees and expenses                    7,474                   7,488                 7,474          7,488
Legal fees                                      5,210                   5,239                 5,416          5,620
Reports to shareholders                         2,113                   2,125                 2,112          2,125
Other                                           2,549                   4,116                 1,651          1,745
                                          -----------             -----------             ---------    -----------

Total expenses before waivers
  and reimbursements                          699,480               4,659,058               262,773        226,394
Waivers and reimbursements
  of expenses by Adviser                     (135,007)               (307,048)              (85,917)       (79,683)
                                          -----------             -----------             ---------    -----------

Net expenses                                  564,473               4,352,010               176,856        146,711
                                          -----------             -----------             ---------    -----------

NET INVESTMENT INCOME                         623,829               4,833,713               123,414        184,836
                                          -----------             -----------             ---------    -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments     4,878,177              16,525,740             1,797,888       (653,121)
Change in net unrealized appreciation
  on investments                           (6,496,802)            (23,673,785)             (315,155)    (2,253,095)
                                          -----------             -----------             ---------    -----------

Net gain (loss) on investments             (1,618,625)             (7,148,045)            1,482,733     (2,906,216)
                                          -----------             -----------             ---------    -----------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                           $  (994,796)            $(2,314,332)           $1,606,147    $(2,721,380)
                                          ===========             ===========            ==========    ===========

(1) Net of $9,161, $68,131, $7,155 and $48,374 in foreign withholding taxes, respectively.

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    JUNE 30, 2001       YEAR ENDED
                                                     (UNAUDITED)     DECEMBER 31, 2000
--------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                              $     623,829      $   2,299,850
Net realized gain on investments                       4,878,177         20,663,697
Change in net unrealized appreciation
  on investments                                     (6,496,802)
                                                                        (12,320,046)
Net increase (decrease) in net assets resulting
  from operations                                      (994,796)         10,643,501
                                                   ------------       -------------

DISTRIBUTIONS PAID FROM:
Net investment income                                  (662,114)         (2,297,078)
Net realized gain on investments                        (48,979)        (22,091,557)
                                                   ------------       -------------
Net decrease in net assets resulting
  from distributions paid                              (711,093)        (24,388,635)
                                                   ------------       -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                           7,536,576          25,019,387
Reinvested distributions                                710,232          24,198,420
Shares redeemed                                     (15,070,344)       (109,696,628)
                                                   ------------       -------------
Net decrease in net assets
  resulting from capital share transactions          (6,823,536)        (60,478,821)
                                                   ------------       -------------

TOTAL DECREASE IN NET ASSETS                         (8,529,425)        (74,223,955)

NET ASSETS:
Beginning of period                                 147,887,073         222,111,028
                                                   ------------       -------------
End of period                                     $ 139,357,648       $ 147,887,073
                                                  =============       =============

TRANSACTIONS IN SHARES:
Shares sold                                             250,889             761,352
Reinvested distributions                                 24,079             816,959
Shares redeemed                                        (494,300)         (3,322,512)
                                                  -------------       -------------
Net decrease                                           (219,332)         (1,744,201)
                                                  =============       =============

See notes to financial statements.

EQUITY PORTFOLIO

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                      JUNE 30, 2001       YEAR ENDED
                                                       (UNAUDITED)     DECEMBER 31, 2000
----------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                             $     4,833,713    $    11,203,294
Net realized gain on investments                       16,525,740         37,412,601
Change in net unrealized appreciation
  on investments                                      (23,673,785)        24,951,583
                                                   --------------    ---------------
Net increase (decrease) in net assets resulting
  from operations                                      (2,314,332)        73,567,478
                                                   --------------    ---------------

DISTRIBUTIONS PAID FROM:
Net investment income                                  (5,040,966)       (11,157,255)
Net realized gain on investments                               --        (53,577,824)
                                                   ---------------   ---------------
Net decrease in net assets resulting
  from distributions paid                              (5,040,966)       (64,735,079)
                                                   --------------    ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                           162,180,263        362,236,566
Reinvested distributions                                4,809,939         62,675,096
Shares redeemed                                      (103,460,096)      (343,120,497)
                                                   --------------    ---------------
Net increase in net assets resulting from
  capital share transactions                           63,530,106         81,791,165
                                                   --------------    ---------------

TOTAL INCREASE IN NET ASSETS                           56,174,808         90,623,564

NET ASSETS:
Beginning of period                                 1,050,150,678        959,527,114
                                                  ---------------    ---------------
End of period                                     $ 1,106,325,486    $ 1,050,150,678
                                                  ===============    ===============

TRANSACTIONS IN SHARES:
Shares sold                                             3,725,461
                                                                           8,374,403
Reinvested distributions                                  112,926          1,443,657
Shares redeemed                                        (2,387,159)        (8,011,057)
                                                   --------------     ---------------
Net increase                                            1,451,228          1,807,003
                                                   ==============    ===============

See notes to financial statements.

SELECT EQUITY PORTFOLIO
Statements of Changes in Net Assets

------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                               JUNE 30, 2001          YEAR ENDED
                                                 (UNAUDITED)      DECEMBER 31, 2000
------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                       $    123,414             $    348,254
Net realized gain on investments               1,797,888                1,295,793
Change in net unrealized appreciation
  on investments                                (315,155)               1,066,108
                                           -------------             ------------
Net increase in net assets resulting
  from operations                              1,606,147                2,710,155
                                           -------------             ------------

DISTRIBUTIONS PAID FROM:
Net investment income                           (130,028)                (343,579)
Net realized gain on investments                (524,503)                (908,935)
                                           -------------             ------------
Net decrease in net assets resulting
  from distributions paid                       (654,531)              (1,252,514)
                                           -------------             ------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                   12,583,948               17,369,321
Reinvested distributions                         647,758                1,252,015
Shares redeemed                               (3,791,388)              (5,661,091)
                                           -------------             ------------
Net increase in net assets resulting from
  capital share transactions                   9,440,318               12,960,245
                                           -------------             ------------

TOTAL INCREASE IN NET ASSETS                  10,391,934               14,417,886

NET ASSETS:
Beginning of period                           38,239,197               23,821,311
                                           -------------             ------------
End of period                               $ 48,631,131             $ 38,239,197
                                           =============             ============

TRANSACTIONS IN SHARES:
Shares sold                                      422,889                  601,785
Reinvested distributions                          22,586                   42,851
Shares redeemed                                 (123,881)                (202,047)
                                           -------------             ------------
Net increase                                     321,594                  442,589
                                           =============             ============


See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
Statements of Changes in Net Assets


----------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                      JUNE 30, 2001      YEAR ENDED
                                                        (UNAUDITED)    DECEMBER 31, 2000
----------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                  $    184,836       $    494,354
Net realized gain (loss) on investments                    (653,121)           599,246
Change in net unrealized appreciation
  on investments                                         (2,253,095)        (2,655,557)
                                                       ------------       ------------
Net decrease in net assets resulting
  from operations                                        (2,721,380)        (1,561,957)
                                                       ------------       ------------

DISTRIBUTIONS PAID FROM:
Net investment income                                      (216,199)          (470,178)
Net realized gain on investments                           (134,031)        (2,483,021)
                                                        ------------       ------------
Net decrease in net assets resulting
  from distributions paid                                  (350,230)        (2,953,199)
                                                       ------------       ------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                              13,002,113         28,253,153
Reinvested distributions                                    349,208          2,938,059
Shares redeemed                                         (21,505,559)       (25,134,344)
                                                       ------------        ------------
Net increase (decrease) in net assets resulting from
  capital share transactions                             (8,154,238)         6,056,868
                                                       ------------       ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (11,225,848)         1,541,712

NET ASSETS:
Beginning of period                                      33,408,819         31,867,107
                                                       ------------       ------------
End of period                                          $ 22,182,971       $ 33,408,819
                                                       ============       ============

TRANSACTIONS IN SHARES:
Shares sold                                                 574,737          1,129,278
Reinvested distributions                                     15,985            117,020
Shares redeemed                                            (953,829)        (1,006,703)
                                                       ------------       ------------
Net increase (decrease)                                    (363,107)           239,595
                                                      =============       ============


See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO

Financial Highlights


--------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
(For a share outstanding throughout                 JUNE 30, 2001                      YEAR ENDED DECEMBER 31,
the period)                                         (unaudited)       2000           1999         1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF PERIOD                                   $30.51       $33.69          $32.01       $30.34      $29.55    $25.42

Income from investment operations:
  Net investment income                                   0.14         0.41            0.46         0.52        0.48      0.36
  Net realized and unrealized gain (loss)
   on investments                                        (0.39)        2.11            4.26         2.57        7.80      6.09
                                                        ------       ------          ------       ------      ------    ------
  Total income (loss) from investment
   operations                                            (0.25)        2.52            4.72         3.09        8.28      6.45
                                                        ------       ------          ------       ------      ------    ------

Less distributions:
  From net investment income                             (0.14)       (0.41)          (0.46)       (0.52)      (0.48)    (0.36)
  In excess of book net investment income                   --           --              --           --       (0.01)       --
  From net realized gain on investments                  (0.01)       (5.29)          (2.58)       (0.90)      (7.00)    (1.80)
  In excess of book net realized gain
   on investments                                          --           --              --           --          --      (0.16)
                                                        ------       ------          ------       ------      ------    ------
   Total distributions                                   (0.15)       (5.70)          (3.04)       (1.42)      (7.49)    (2.32)
                                                        ------       ------          ------       ------      ------    ------

NET ASSET VALUE, END OF PERIOD                          $30.11       $30.51          $33.69       $32.01      $30.34    $29.55
                                                       =======       ======          ======       ======      ======    ======

TOTAL RETURN(1)                                        (0.79)%        8.32%          14.85%       10.17%      28.60%    25.55%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)              $139,358     $147,887        $222,111     $205,369    $157,137  $110,280
  Ratio of expenses to average net assets:(2)
   Before expense reimbursement                          0.99%        0.96%           0.95%        0.98%       1.02%     1.11%
   After expense reimbursement                           0.80%        0.80%           0.80%        0.80%       0.80%     0.80%
  Ratio of net investment income
   to average net assets:(2)
   Before expense reimbursement                          0.69%        1.03%           1.16%        1.47%       1.15%     1.04%
   After expense reimbursement                           0.88%        1.19%           1.31%        1.65%       1.37%     1.35%
  Portfolio turnover rate(1)                               50%         132%            137%         129%        131%      138%


(1) Not annualized for the six months ended June 30, 2001.
(2) Annualized.

See notes to financial statements.

EQUITY PORTFOLIO

Financial Highlights


-----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
(For a share outstanding                              JUNE 30, 2001                YEAR ENDED DECEMBER 31,
throughout the period)                                 (UNAUDITED)       2000        1999         1998        1997          1996
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                    $43.66         $43.14       $38.63       $35.12       $31.16       $26.03

Income from investment operations:
  Net investment income                                    0.19           0.48         0.51         0.50         0.37         0.31
  Net realized and unrealized gain (loss)
   on investments                                         (0.27)          2.87         5.75         3.51         8.57         6.49
                                                          -----         ------       ------       ------       ------        -----
  Total income (loss) from investment
   operations                                             (0.08)          3.35         6.26         4.01         8.94         6.80
                                                          -----         ------       ------       ------       ------        -----

Less distributions:
  From net investment income                              (0.20)         (0.48)       (0.51)       (0.50)       (0.37)       (0.30)
  In excess of book net investment income                    --             --           --           --        (0.01)          --
  From net realized gain on investments                      --          (2.35)       (1.24)          --        (4.59)       (1.30)
  In excess of book net realized gain
   on investments                                            --             --           --           --        (0.01)       (0.07)
                                                          -----         ------       ------       ------       ------        -----
   Total distributions                                    (0.20)         (2.83)       (1.75)       (0.50)       (4.98)       (1.67)
                                                          -----         ------       ------       ------       ------        -----
NET ASSET VALUE, END OF PERIOD                           $43.38         $43.66       $43.14       $38.63       $35.12       $31.16
                                                         ======         ======       ======       ======       ======       ======

TOTAL RETURN(1)                                         (0.18)%          7.86%       16.28%       11.42%       29.08%       26.26%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)             $1,106,325     $1,050,151     $959,527     $717,267     $371,402     $149,125
  Ratio of expenses to average net assets:(2)
   Before expense reimbursement                           0.86%          0.86%        0.87%        0.91%        0.97%        1.12%
   After expense reimbursement                            0.80%          0.80%        0.80%        0.80%        0.80%        0.80%
  Ratio of net investment income
   to average net assets:(2)
   Before expense reimbursement                           0.83%          1.07%        1.15%        1.28%        0.89%        0.83%
   After expense reimbursement                            0.89%          1.13%        1.22%        1.39%        1.06%        1.15%
  Portfolio turnover rate(1)                                47%           116%         118%         133%         121%         125%


(1) Not annualized for the six months ended June 30, 2001.
(2) Annualized.

See notes to financial statements.

SELECT EQUITY PORTFOLIO

Financial Highlights


-----------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
(For a share outstanding                           JUNE 30, 2001              YEAR ENDED DECEMBER 31,
throughout the period)                              (UNAUDITED)       2000           1999          1998(1)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $29.50         $27.91         $22.77         $20.00

Income from investment operations:
  Net investment income                                  0.08           0.32           0.38           0.28
  Net realized and unrealized gain
   on investments                                        0.94           2.31           5.78           2.78
                                                       ------         ------          -----         ------
   Total income from investment
     operations                                          1.02           2.63           6.16           3.06
                                                       ------         ------          -----         ------
Less distributions:
  From net investment income                            (0.09)         (0.32)         (0.39)         (0.29)
  From net realized gain on investments                 (0.37)         (0.72)         (0.63)            --
                                                       ------         ------          -----         ------
   Total distributions                                  (0.46)         (1.04)         (1.02)         (0.29)
                                                       ------         ------          -----         ------
NET ASSET VALUE, END OF PERIOD                         $30.06         $29.50         $27.91         $22.77
                                                       ======         ======         ======         ======

TOTAL RETURN(2)                                          3.53%          9.49%         27.17%         15.33%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)               $48,631        $38,239        $23,821         $9,581
  Ratio of expenses to average net assets:(3)
   Before expense reimbursement                          1.19%          1.35%          1.53%          3.34%
   After expense reimbursement                           0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income
   to average net assets:(3)
   Before expense reimbursement                          0.17%          0.69%          0.90%        (0.72)%
   After expense reimbursement                           0.56%          1.24%          1.63%          1.82%
  Portfolio turnover rate(2)                              147%           400%           375%           250%


(1) Commencement of operations after the close of business on December 31, 1997.
(2) Not annualized for the six months ended June 30, 2001.
(3) Annualized.

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO

Financial Highlights

-----------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
(For a share outstanding                  JUNE 30, 2001                  YEAR ENDED DECEMBER 31,
throughout the period)                     (UNAUDITED)            2000          1999          1998(1)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $24.19             $27.91         $24.32         $20.00

Income from investment operations:
  Net investment income                        0.18               0.38           0.45           0.35
  Net realized and unrealized gain
   (loss) on investments                      (2.27)             (1.69)          4.80           5.07
                                            -------            -------        -------        -------
   Total income (loss) from investment
     operations                               (2.09)             (1.31)          5.25           5.42
                                            -------            -------        -------        -------
Less distributions:
  From net investment income                  (0.21)             (0.37)         (0.44)         (0.37)
  From net realized gain
     on investments                           (0.10)             (2.04)         (1.22)         (0.73)
                                            -------            -------        -------        -------
   Total distributions                        (0.31)             (2.41)         (1.66)         (1.10)
                                            -------            -------        -------        -------

NET ASSET VALUE, END OF PERIOD               $21.79             $24.19         $27.91         $24.32
                                            =======            =======        =======        =======

TOTAL RETURN(2)                             (8.65)%            (4.81)%         22.03%         27.40%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year
    (in thousands)                          $22,183            $33,409        $31,867        $28,034
  Ratio of expenses to average
    net assets:(3)
   Before expense reimbursement               1.54%              1.51%          1.61%          1.67%
   After expense reimbursement                1.00%              1.00%          1.00%          1.00%
  Ratio of net investment income
   to average net assets:(3)
   Before expense reimbursement               0.72%              1.02%          1.10%          1.02%
   After expense reimbursement                1.26%              1.53%          1.71%          1.69%
  Portfolio turnover rate(2)                   140%               370%           245%           272%


(1) Commencement of operations after the close of business on December 31, 1997.
(2) Not annualized for the six months ended June 30, 2001.
(3) Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - unaudited

June 30, 2001

ORGANIZATION

ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a recognized U.S. or foreign securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a recognized U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.


b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.


c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is required.

d) Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

f) Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Other - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.

INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the six months ended June 30, 2001, are summarized below:

-----------------------------------------------------------------------------
                  DISCRETIONARY                     SELECT       EURO SELECT
                     EQUITY          EQUITY         EQUITY          EQUITY
                   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------

Purchases         $69,025,795     $553,688,832     $71,875,226   $38,663,623
Sales             $75,196,863     $502,573,408     $62,480,701   $47,133,935

There were no purchases or sales of U.S. government obligations.

FEDERAL INCOME TAX INFORMATION

At June 30, 2001, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $118,127,819, $939,944,042, $43,998,372 and $21,091,650 for the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively, were as follows:



-------------------------------------------------------------------------------------------
                              DISCRETIONARY                       SELECT        EURO SELECT
                                 EQUITY            EQUITY         EQUITY          EQUITY
                                PORTFOLIO         PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------
Unrealized  appreciation       $25,071,470       $195,688,839    $4,835,921      $1,625,925
Unrealized depreciation         (4,336,800)       (32,141,749)     (538,811)       (623,269)
                              ------------       ------------    ----------      ----------
Net unrealized appreciation
    on investments             $20,734,670       $163,547,090    $4,297,110      $1,002,656
                              ============       ============    ==========      ==========

INVESTMENT ADVISORY AGREEMENT

The Discretionary Equity, Equity and Select Equity Portfolios each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets and the Euro Select Equity Portfolio pays the Adviser an annual management fee of 1.00% of average net assets. Pursuant to an expense cap agreement dated April 30, 2000, as renewed April 30, 2001, between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio's operating expense to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolio's expenses would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its average net assets. The term of this expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio's operating expenses to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolios would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its average net assets.

DIRECTORS

Pamela H. Conroy
Senior Vice President, Secretary and Director,
Institutional Capital Corporation

Dr. James A. Gentry
Professor of Finance, University of Illinois

Joseph Andrew Hays
Principal, The Hays Group, Chicago -
Consultants to Management

Robert H. Lyon
President, Chief Investment Officer and Director,
Institutional Capital Corporation

Gary S. Maurer
Executive Vice President and Director,
Institutional Capital Corporation

Harold W. Nations
Partner, McDermott, Will & Emery

Donald D. Niemann
Executive Vice President and Director,
Institutional Capital Corporation

OFFICERS

Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary

INVESTMENT ADVISER

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229
www.icapfunds.com

CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106


DIVIDEND - DISBURSING AND TRANSFER AGENT

Sunstone Financial Group, Inc.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301


AUDITOR

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202-9845


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

     This Semi-Annual Report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

        (LOGO)
         ICAP
Institutional Capital(R)


ICAP Funds
225 West Wacker Drive, Suite 2400
Chicago, IL 60606
(888) 221-ICAP (4227)
www.icapfunds.com

(C)Copyright 2001 Institutional Capital Corporation

65-0701-13M
IC-410-0801